SCHEDULE OF EFFECTIVE INCOME TAX RATE RECONCILIATION (Details) - GBP (£)	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Income Tax Disclosure [Abstract]
Income Tax (provision) / benefit at the Jersey headline tax rate of 0%	£ 0		£ 0
Tax Jurisdiction of Domicile [Extensible Enumeration]	Income Tax (provision) / benefit at the Jersey headline tax rate of 0%		Income Tax (provision) / benefit at the Jersey headline tax rate of 0%
Foreign (profit) / loss not at the Jersey rate	£ 149,967		£ 291,187
Change in Deferred Tax Asset valuation allowance	(149,967)		(291,187)
Income tax expense